5. REVERSE TAKEOVER: Schedule of Fair Value Measurement of Warrants and Stock Options (Details) - Warrants and stock options	12 Months Ended
Dec. 31, 2020 $ / shares
Time to liquidation in years	2 years 4 months 17 days
Volatility	80.00%
Risk-free rate	0.39%
Share Price	$ 1.152
Dividend yield	0.00%